Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Trade receivables	$ 38,597	$23,691
Revenue recognized in excess of billings	72,676	1,224
Other receivables	147	47
Total	111,420	24,962
Allowance for doubtful accounts	(3,872)	(1,228)
Accounts receivable, net	$107,548	$23,734

Summary of changes in the Allowance for Doubtful Trade Receivables
Activity in the allowance for doubtful accounts for each period was as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Balance at beginning of period	$ 1,228	$ 441	$—
Additions charged to earnings	4,045	787	441
Write-offs of uncollectible accounts	(1,401)	—	—
Balance at end of period	$3,872	$1,228	$441